Long –term debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term Debt (Table)

Facility	2022	2021
Loans	1,417,341	1,380,648
Less: Deferred finance costs, net	(7,354)	(7,461)
Total long-term debt	1,409,987	1,373,187
Less: Current portion of debt	(194,353)	(175,062)
Add: Deferred finance costs, current portion	2,272	2,126
Long-term debt, net of current portion and deferred finance costs	1,217,906	1,200,251

Long-term Debt - Weighted-Average Interest Rates (Table)
Year ended December 31, 2022	3.91%
Year ended December 31, 2021	2.02%
Year ended December 31, 2020	2.88%

Long-term Debt - Schedule of Debt (Table)

Loan	Origination Date	Original Amount	Balance at January 1, 2022	New Loans	Prepaid	Repaid	Balance at December 31,2022
8-year term loan	2011	73,600	54,453	—	48,046	6,407	—
6-year term loan	2014	193,239	28,447	—	—	2,474	25,973
8-year term loan	2014	39,954	34,911	—	—	2,589	32,322
7-year term loan	2015	35,190	24,193	—	21,993	2,200	—
7-year term loan	2015	39,900	18,136	—	16,322	1,814	—
7-year term loan	2015	44,800	27,200	—	—	3,200	24,000
12-year term loan	2016	309,824	187,929	—	87,306	21,501	79,122
71/2-year term loan	2017	85,000	62,333	—	—	5,667	56,666
6-year term loan	2018	80,000	54,117	—	54,117	—	—
5-year term loan	2018	44,000	21,683	—	21,683	—	—
8-year term loan	2018	82,752	74,707	—	—	4,597	70,110
5-year term loan	2018	62,500	47,500	—	—	6,000	41,500
6-year term loan	2019	88,150	52,088	—	47,730	4,358	—
5-year term loan	2019	38,250	20,013	—	3,301	5,168	11,544
4-year term loan	2019	26,000	15,600	—	—	2,600	13,000
7-year term loan	2019	56,352	53,534	—	—	2,818	50,716
10-year term loan	2019	54,387	51,180	—	—	3,011	48,169
7-year term loan	2019	72,000	62,400	—	—	4,800	57,600
5-year term loan	2019	71,036	59,531	—	—	5,082	54,449
5-year term loan	2019	36,000	31,200	—	—	2,400	28,800
5-year term loan	2019	35,000	28,636	—	—	3,182	25,454
5-year term loan	2020	16,800	12,285	—	—	2,730	9,555
2-year term loan	2020	27,750	27,750	—	27,750	—	—
5-year term loan	2020	70,000	56,088	—	—	11,217	44,871
5-year term loan	2020	40,000	36,069	—	—	2,487	33,582
6-year term loan	2020	37,500	34,473	—	—	2,652	31,821
5-year term loan	2020	47,000	36,400	—	—	9,100	27,300
5-year term loan	2021	44,500	36,409	—	—	8,091	28,318
5-year term loan	2021	26,000	26,000	—	—	2,000	24,000
4-year term loan	2021	38,000	38,000	—	12,695	2,331	22,974
4-year term loan	2021	48,750	48,750	—	—	7,000	41,750
7-year term loan	2021	74,500	18,633	55,867	—	—	74,500
5-year term loan	2022	62,000	—	62,000	—	2,750	59,250
6-year term loan	2022	67,500	—	67,500	—	4,500	63,000
5-year term loan	2022	25,200	—	25,200	—	1,505	23,695
8-year term loan	2022	14,800	—	14,800	—	—	14,800
5-year term loan	2022	42,000	—	42,000	—	—	42,000
6-year term loan	2022	67,500	—	67,500	—	—	67,500
5-year term loan	2022	189,000	—	189,000	—	—	189,000
Total			1,380,648	523,867	340,943	146,231	1,417,341

Long-term Debt - Principal Payments (Table)
Year	Amount
2023	$159,602
2024	248,156
2025	284,931
2026	207,037
2027	337,139
2028 and thereafter	180,476
Total	$1,417,341

Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table)

	December 31, 2022	December 31, 2021
Other financial liabilities	$170,241	$—
Less: Deferred finance costs, net	(2,351)	—
Total other financial liabilities, net	167,890	—
Less: Current portion of other financial liabilities	(9,328)	—
Add: Deferred finance costs, current portion	363	—
Other financial liabilities, net of current portion and deferred finance costs	$158,925	$—

Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table)

Year	Amount
2023	$9,328
2024	9,328
2025	9,328
2026	9,328
2027	9,328
2028 and thereafter	123,601
$170,241